Stock and Incentive Programs - Summary of Restricted Stock Units Activity (Detail) - Restricted Stock Units	12 Months Ended
Dec. 31, 2017 $ / shares shares
Shares
Nonvested at beginning of period, Shares | shares	652,000
Granted, Shares | shares	145,120
Vested, Shares | shares	(86,000)
Forfeited, Shares | shares	(7,000)
Nonvested at end of period, Shares | shares	704,000
Weighted Average Grant Date Fair Value
Nonvested at beginning of period, Weighted Average Grant Date Fair Value | $ / shares	$ 28.39
Granted, Weighted Average Grant Date Fair Value | $ / shares	28.94
Vested, Weighted Average Grant Date Fair Value | $ / shares	27.22
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	29.45
Nonvested at end of period, Weighted Average Grant Date Fair Value | $ / shares	$ 28.64